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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-02729

Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (713) 626-1919

Date of fiscal year end:       8/31

Date of reporting period:    11/30/17

Item 1. Schedule of Investments.

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

Quarterly Schedule of Portfolio Holdings

November 30, 2017

invesco.com/us	CM-STIT-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–52.14%(a)

Asset-Backed Securities - Fully Supported–6.04%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	1.40%	01/09/2018	$13,000	$12,979,663
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	1.42%	01/08/2018	5,000	4,992,412
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	1.45%	01/09/2018	19,000	18,970,276
Kells Funding LLC (CEP-FMS Wertmanagement) (b)	1.42%	03/01/2018	2,500	2,490,350
Kells Funding LLC (CEP-FMS Wertmanagement) (b)	1.51%	02/21/2018	28,000	27,902,585
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%) (b)(c)(d)	1.49%	05/21/2018	5,000	5,000,282
				72,335,568

Asset-Backed Securities - Fully Supported Bank–15.14%

Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)	1.53%	02/26/2018	30,000	29,889,267
Ebury Finance LLC (Multi-CEP’s) (b)(c)	1.20%	12/01/2017	20,000	19,999,333
Halkin Finance LLC (Multi-CEP’s) (b)(c)	1.20%	12/01/2017	40,000	39,998,667
Institutional Secured Funding Ltd. (Multi-CEP’s) (b)(c)	1.30%	12/05/2017	13,400	13,397,747
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (b)(c)	1.26%	12/14/2017	3,113	3,111,544
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.) (b)(c)	1.40%	01/12/2018	20,000	19,966,174
Matchpoint Finance PLC (CEP-BNP Paribas S.A.) (b)(c)	1.49%	02/12/2018	5,000	4,984,142
Matchpoint Finance PLC (CEP-BNP Paribas S.A.) (b)(c)	1.51%	02/15/2018	30,000	29,900,607
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	1.40%	01/16/2018	20,000	19,962,504
				181,209,985

Asset-Backed Securities - Multi-Purpose–11.12%

CRC Funding, LLC(c)	1.48%	02/05/2018	5,000	4,986,470
CRC Funding, LLC(c)	1.51%	02/21/2018	28,000	27,903,425
Mont Blanc Capital Corp.(b)(c)	1.46%	02/07/2018	10,000	9,972,151
Nieuw Amsterdam Receivables Corp.(b)(c)	1.35%	01/08/2018	5,000	4,992,595
Nieuw Amsterdam Receivables Corp.(b)(c)	1.36%	01/05/2018	15,000	14,979,705
Nieuw Amsterdam Receivables Corp.(b)(c)	1.46%	02/12/2018	2,500	2,492,333
Nieuw Amsterdam Receivables Corp.(b)(c)	1.53%	02/21/2018	18,000	17,937,086
Versailles Commercial Paper LLC(c)	1.50%	02/06/2018	50,000	49,858,710
				133,122,475

Consumer Finance–0.21%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%) (b)(d)	1.44%	05/04/2018	2,500	2,501,622

Diversified Banks–13.74%

Bank of China Ltd. (b)	1.47%	12/15/2017	17,000	16,990,077
DBS Bank Ltd.(b)(c)	1.40%	01/19/2018	5,620	5,609,322
DBS Bank Ltd.(b)(c)	1.43%	02/02/2018	2,800	2,793,011
DBS Bank Ltd.(b)(c)	1.44%	01/16/2018	23,000	22,959,161
DBS Bank Ltd.(b)(c)	1.46%	02/02/2018	2,155	2,149,621
First Abu Dhabi Bank PJSC(b)(c)	1.24%	12/01/2017	40,000	39,998,780
ING (US) Funding LLC(b)	1.41%	02/06/2018	4,000	3,989,551
J.P. Morgan Securities LLC	1.46%	02/16/2018	3,000	2,990,945
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.15%) (b)(c)(d)	1.37%	05/18/2018	12,000	12,001,926
Toronto-Dominion Bank (The)(b)(c)	1.30%	12/13/2017	5,000	4,997,767
Toronto-Dominion Bank (The)(b)(c)	1.39%	01/31/2018	20,000	19,950,814
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%) (b)(c)(d)	1.58%	11/30/2018	30,000	30,000,000
				164,430,975

Other Diversified Financial Services–1.05%

ABN AMRO Funding USA LLC(b)(c)	1.34%	01/05/2018	5,000	4,993,345
ABN AMRO Funding USA LLC(b)(c)	1.54%	03/06/2018	7,625	7,595,781
				12,589,126

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks–2.09%

Banque et Caisse d’Epargne de l’Etat (b)	1.36%	01/04/2018	$10,000	$9,987,769
Banque et Caisse d’Epargne de l’Etat (b)	1.38%	01/16/2018	15,000	14,974,737
				24,962,506

Specialized Finance–2.75%

CDP Financial Inc.(b)(c)	1.47%	01/10/2018	3,000	2,995,647
Kreditanstalt fur Wiederaufbau (b)(c)	1.30%	01/03/2018	10,000	9,988,402
Nederlandse Waterschapsbank N.V. (b)(c)	1.25%	12/13/2017	20,000	19,991,528
				32,975,577
Total Commercial Paper (Cost $624,140,705)				624,127,834

Certificates of Deposit–35.35%

Australia & New Zealand Banking Group, Ltd. (b)	1.08%	12/01/2017	224,804	224,803,831
Bank of America, N.A.	1.40%	02/16/2018	5,000	4,999,307
BMO Harris Bank N.A. (b)	1.34%	12/14/2017	7,000	6,999,981
China Construction Bank Corp. (b)	1.50%	12/04/2017	5,000	5,000,091
China Construction Bank Corp. (b)	1.50%	12/12/2017	13,000	13,000,537
China Construction Bank Corp. (b)	1.60%	01/04/2018	30,000	30,002,907
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (b)	1.33%	12/15/2017	9,000	9,000,338
KBC Bank N.V. (b)	1.64%	02/28/2018	40,000	39,829,133
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%) (b)(d)	1.55%	05/30/2018	20,000	20,001,233
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%) (b)(d)	1.46%	06/01/2018	7,500	7,500,874
Mizuho Bank, Ltd. (b)	1.19%	12/05/2017	40,000	39,999,944
Oversea-Chinese Banking Corp. Ltd. (b)	1.35%	12/15/2017	13,000	13,000,433
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%) (d)	1.82%	01/19/2018	5,000	5,004,296
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%) (b)(d)	1.74%	01/05/2018	4,000	4,002,522
Total Certificates of Deposit (Cost $423,142,855)				423,145,427

Variable Rate Demand Notes–2.50%(e)

Credit Enhanced–2.50%

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	1.18%	11/01/2030	1,900	1,900,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (572 11th Ave); Series 2017 A, VRD RB (LOC-Bank of China Ltd.)(f)	1.42%	11/01/2049	7,500	7,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	1.50%	11/01/2049	5,000	5,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-2, VRD RB (LOC-Bank of China Ltd.)(f)	1.50%	11/01/2049	1,500	1,500,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	1.37%	07/01/2040	1,660	1,660,000
Total Variable Rate Demand Notes (Cost $29,959,999)				29,959,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–89.99% (Cost $1,077,243,559)				1,077,233,260

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–10.07%(g)

Bank of Nova Scotia, agreement dated 11/30/2017, maturing value of $13,000,455 (collateralized by a foreign corporate obligation valued at $13,260,409; 1.25%; 07/26/2019) (b)	1.26%	12/01/2017	$13,000,455	$13,000,000
BMO Capital Markets Corp., agreement dated 11/30/2017, maturing value of $34,001,190 (collateralized by domestic and foreign corporate obligations valued at $35,700,000; 1.46% - 7.15%; 12/08/2017 - 06/22/2026) (b)	1.26%	12/01/2017	34,001,190	34,000,000
Citigroup Global Markets, Inc., open agreement dated 08/22/2017 (collateralized by a U.S. Treasury obligation valued at $6,630,025; 1.13%; 02/28/2019) (d)(h)	1.82%	—	—	6,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/28/2017, maturing value of $10,002,644 (collateralized by domestic non-agency mortgage-backed securities valued at $10,961,606; 0.31% - 5.31%; 05/25/2034 - 06/25/2057) (b)(i)	1.36%	12/05/2017	10,002,644	10,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/28/2017, maturing value of $12,002,987 (collateralized by a domestic non-agency mortgage-backed security valued at $12,601,725; 1.61%; 05/25/2047) (b)(i)	1.28%	12/05/2017	12,002,987	12,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/28/2017, maturing value of $15,003,821 (collateralized by domestic non-agency mortgage-backed securities valued at $16,500,013; 0.43% - 3.28%; 05/12/2034 - 10/15/2048) (b)(i)	1.31%	12/05/2017	15,003,821	15,000,000
ING Financial Markets, LLC, agreement dated 11/30/2017, maturing value of $11,000,385 (collateralized by domestic agency mortgage-backed securities and domestic corporate obligations valued at $11,362,869; 1.50% - 3.35%; 08/10/2022 - 05/25/2051) (b)	1.26%	12/01/2017	11,000,385	11,000,000
Wells Fargo Securities, LLC, agreement dated 11/30/2017, maturing value of $19,000,665 (collateralized by U.S. government sponsored agency obligations and foreign corporate obligations valued at $19,380,108; 0% - 2.58%; 10/05/2018 - 08/10/2027)	1.26%	12/01/2017	19,000,665	19,000,000
Total Repurchase Agreements (Cost $120,500,000)				120,500,000
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.06% (Cost $1,197,743,559)				1,197,733,260
OTHER ASSETS LESS LIABILITIES–(0.06)%				(748,708)
NET ASSETS–100.00%				$ 1,196,984,552

Investment Abbreviations:
CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
LIBOR	—London Interbank Offered Rate
LOC	—Letter of Credit
RB	—Revenue Bonds
USD	—U.S. Dollar
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 14.3%; France: 10.8%; Japan 10.0%; Netherlands 9.3%; Germany 8.3%; China 7.1%; Australia: 5.3%; other countries less than 5% each: 23.2%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $521,910,930, which represented 43.60% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2017

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–44.20%(a)

Asset-Backed Securities - Fully Supported–6.60%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	1.30%	12/08/2017	$10,000	$9,997,293
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	1.40%	01/09/2018	5,000	4,992,178
Kells Funding LLC (CEP-FMS Wertmanagement)(c)	1.43%	01/16/2018	10,000	9,981,801
				24,971,272

Asset-Backed Securities - Fully Supported Bank–16.63%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	1.40%	01/02/2018	15,000	14,981,272
Ebury Finance LLC (Multi-CEP’s)(b)(c)	1.20%	12/01/2017	15,000	14,999,500
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.27%	12/05/2017	5,000	4,999,179
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.28%	12/13/2017	5,000	4,997,846
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.35%	01/05/2018	5,000	4,993,235
Institutional Secured Funding Ltd. (Multi-CEP’s)(b)(c)	1.26%	12/01/2017	5,000	4,999,834
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.31%	12/14/2017	2,500	2,498,831
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.35%	01/05/2018	3,450	3,445,325
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	1.27%	12/07/2017	7,000	6,998,373
				62,913,395

Asset-Backed Securities - Multi-Purpose–3.17%

CRC Funding, LLC(b)	1.27%	12/07/2017	2,000	1,999,539
Nieuw Amsterdam Receivables Corp.(b)(c)	1.36%	01/05/2018	10,000	9,986,470
				11,986,009

Diversified Banks–8.98%

DBS Bank Ltd.(b)(c)	1.44%	01/16/2018	12,000	11,978,693
NRW Bank(b)(c)	1.27%	12/04/2017	13,000	12,998,185
NRW Bank (b)(c)	1.27%	12/08/2017	2,500	2,499,296
United Overseas Bank Ltd. (b)(c)	1.36%	01/12/2018	6,500	6,489,845
				33,966,019

Diversified Capital Markets–0.37%

Ontario Teachers’ Finance Trust(b)(c)	1.28%	12/04/2017	1,400	1,399,812

Other Diversified Financial Services–2.64%

ABN AMRO Funding USA LLC(b)(c)	1.34%	01/05/2018	10,000	9,986,690

Regional Banks–3.17%

Banque et Caisse d’Epargne de l’Etat(c)	1.36%	01/04/2018	5,000	4,993,884
Banque et Caisse d’Epargne de l’Etat(c)	1.37%	01/10/2018	7,000	6,989,844
				11,983,728

Specialized Finance–2.64%

Nederlandse Waterschapsbank N.V.(b)(c)	1.25%	12/13/2017	10,000	9,995,764
Total Commercial Paper (Cost $167,203,927)				167,202,689

Certificates of Deposit–29.49%

Australia & New Zealand Banking Group, Ltd.(c)	1.08%	12/01/2017	15,000	15,000,000
Banco del Estado de Chile(c)	1.30%	12/04/2017	15,000	15,000,161
BMO Harris Bank N.A.(c)	1.34%	12/14/2017	10,000	9,999,973
China Construction Bank Corp.(c)	1.50%	12/04/2017	5,000	5,000,091
China Construction Bank Corp.(c)	1.57%	12/27/2017	8,000	8,000,718

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–(continued)

KBC Bank N.V. (Belgium)(c)	1.45%	12/14/2017	$15,000	$14,991,313
Mizuho Bank, Ltd.(c)	1.19%	12/05/2017	15,000	14,999,979
Natixis(c)	1.08%	12/01/2017	8,568	8,567,816
Oversea-Chinese Banking Corp. Ltd.(c)	1.35%	12/15/2017	10,000	10,000,333
Toronto-Dominion Bank (The)(c)	1.28%	12/13/2017	10,000	10,000,149
Total Certificates of Deposit (Cost $111,560,260)				111,560,533

Variable Rate Demand Notes–11.02%(d)

Credit Enhanced–11.02%

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(e)	1.18%	11/01/2030	2,900	2,900,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.36%	04/01/2047	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(e)	1.22%	05/01/2037	3,605	3,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.)(b)(e)	1.30%	01/01/2033	5,260	5,260,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.) (e)	1.50%	11/01/2049	13,000	13,000,000
Series 2016 B-1, VRD RB (LOC-Bank of China Ltd.) (e)	1.42%	11/01/2049	2,910	2,910,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(e)	1.32%	01/01/2033	6,000	6,000,000
Total Variable Rate Demand Notes (Cost $41,675,000)				41,675,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–84.71% (Cost $320,439,187)				320,438,222

			Repurchase Amount

Repurchase Agreements–15.33%(f)

Bank of Nova Scotia, agreement dated 11/30/2017, maturing value of $12,000,420 (collateralized by a foreign corporate obligation valued at $12,240,990; 1.25%; 07/26/2019)(c)	1.26%	12/01/2017	12,000,420	12,000,000
BMO Capital Markets Corp., agreement dated 11/30/2017, maturing value of $7,000,245 (collateralized by domestic and foreign corporate obligations valued at $7,350,001; 1.25%-7.15%; 04/01/2018-08/14/2027)(c)	1.26%	12/01/2017	7,000,245	7,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/28/2017, maturing value of $11,002,738 (collateralized by a domestic non-agency mortgage-backed security valued at $11,551,937; 1.61%; 05/25/2047)(c)(g)	1.28%	12/05/2017	11,002,738	11,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/28/2017, maturing value of $5,001,322 (collateralized by domestic non-agency mortgage-backed securities valued at $5,252,105; 0.24%-3.28%; 05/02/2030-09/25/2043)(c)(g)	1.36%	12/05/2017	5,001,322	5,000,000
ING Financial Markets, LLC, agreement dated 11/30/2017, maturing value of $3,000,105 (collateralized by domestic agency mortgage-backed securities valued at $3,060,000; 1.72%-1.89%; 02/15/2040-08/25/2044)(c)	1.26%	12/01/2017	3,000,105	3,000,000
J.P. Morgan Securities Inc., open agreement dated 09/08/2017, maturing value of $15,000,000 (collateralized by domestic and foreign equity securities valued at $15,768,409; 0%-7.63%)(h)	1.36%	—	—	15,000,000
Wells Fargo Securities, LLC, agreement dated 11/30/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,877; 0.88%; 10/05/2018)	1.26%	12/01/2017	5,000,175	5,000,000
Total Repurchase Agreements (Cost $58,000,000)				58,000,000
TOTAL INVESTMENTS IN SECURITIES(i)(j)–100.04% (Cost $378,439,187)				378,438,222
OTHER ASSETS LESS LIABILITIES–(0.04)%				(153,294)
NET ASSETS–100.00%				$378,284,928

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	—	Credit Enhancement Provider
LOC	—	Letter of Credit
RB	—	Revenue Bonds
RN	—	Revenue Notes
VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $164,497,160, which represented 43.48% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.0%; Japan: 11.9%; Canada: 10.7%; France: 7.8%; Singapore: 7.5%; China: 7.4%; Germany: 6.7%; other countries less than 5% each: 19.3%.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Principal amount equals value at period end. See Note 1D.

(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	Also represents cost for federal income tax purposes.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2017

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–47.52%

U.S. Treasury Bills–26.15%(a)

U.S. Treasury Bills	1.13%	12/21/2017	$500,000	$499,686,111
U.S. Treasury Bills	1.05%	01/02/2018	775,000	774,276,667
U.S. Treasury Bills	1.06%	01/02/2018	165,000	164,845,045
U.S. Treasury Bills	1.07%	01/02/2018	122,000	121,883,965
U.S. Treasury Bills	1.04%	01/04/2018	100,000	99,902,061
U.S. Treasury Bills	1.05%	01/04/2018	600,000	599,404,999
U.S. Treasury Bills	1.14%	01/04/2018	500,000	499,466,271
U.S. Treasury Bills	1.09%	01/11/2018	400,000	399,505,722
U.S. Treasury Bills	1.13%	01/11/2018	500,000	499,359,375
U.S. Treasury Bills	1.09%	01/18/2018	235,000	234,658,466
U.S. Treasury Bills	1.11%	01/18/2018	500,000	499,263,333
U.S. Treasury Bills	1.11%	01/25/2018	360,000	359,392,251
U.S. Treasury Bills	1.14%	01/25/2018	200,000	199,654,722
U.S. Treasury Bills	1.14%	02/01/2018	300,000	299,416,167
U.S. Treasury Bills	1.23%	02/08/2018	300,000	299,295,625
U.S. Treasury Bills	1.29%	02/22/2018	300,000	299,111,208
U.S. Treasury Bills	1.29%	03/01/2018	447,920	446,481,058
U.S. Treasury Bills	1.14%	03/15/2018	80,000	79,737,458
U.S. Treasury Bills	1.15%	03/15/2018	137,664	137,210,627
				6,512,551,131

U.S. Treasury Notes–21.37%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.27%) (b)	1.56%	01/31/2018	300,000	300,018,935
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%) (b)	1.48%	04/30/2018	664,000	664,022,541
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%) (b)	1.46%	07/31/2018	429,240	429,239,340
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%) (b)	1.46%	10/31/2018	695,000	694,927,097
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%) (b)	1.43%	01/31/2019	550,000	550,146,982
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%) (b)	1.36%	04/30/2019	1,282,000	1,282,093,449
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%) (b)	1.35%	07/31/2019	800,000	799,996,227
U.S. Treasury Notes	0.88%	01/15/2018	300,000	299,920,480
U.S. Treasury Notes	2.63%	01/31/2018	300,000	300,748,683
				5,321,113,734
Total U.S. Treasury Securities (Cost $11,833,664,865)				11,833,664,865
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–47.52% (Cost $11,833,664,865)				11,833,664,865

			Repurchase Amount

Repurchase Agreements–53.07%(c)

ABN AMRO Bank N.V., agreement dated 11/30/2017, maturing value of $550,015,736 (collateralized by U.S. Treasury obligations valued at $561,000,029; 1.00% - 3.00%; 05/31/2018 - 05/15/2047)	1.03%	12/01/2017	550,015,736	550,000,000
Bank of Nova Scotia, agreement dated 11/30/2017, maturing value of $1,250,035,764 (collateralized by U.S. Treasury obligations valued at $1,275,000,054; 0% - 3.75%; 01/02/2018 - 08/15/2045)	1.03%	12/01/2017	1,250,035,764	1,250,000,000
BNP Paribas Securities Corp., joint term agreement dated 11/30/2017, aggregate maturing value of $2,000,420,000 (collateralized by U.S. Treasury obligations valued at $2,038,277,778; 0.13%; 04/15/2019 - 07/15/2022)(d)	1.08%	12/07/2017	775,162,752	775,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., joint agreement dated 11/30/2017, aggregate maturing value of $1,000,028,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,031; 0.13% - 3.00%; 04/30/2019 - 05/15/2045)	1.04%	12/01/2017	$750,021,667	$750,000,000
Citigroup Global Markets, Inc., term agreement dated 11/30/2017, maturing value of $500,100,139 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0% - 4.25%; 12/31/2017 - 08/15/2047)(d)	1.03%	12/07/2017	500,100,139	500,000,000
Citigroup Global Markets, Inc., agreement dated 11/30/2017, maturing value of $400,011,556 (collateralized by U.S. Treasury obligations valued at $408,000,050; 0% - 4.38%; 05/15/2029 - 11/15/2043)	1.04%	12/01/2017	400,011,556	400,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 11/30/2017, maturing value of $300,008,583 (collateralized by U.S. Treasury obligations valued at $306,000,054; 1.50% - 5.38%; 03/31/2023 - 02/15/2031)	1.03%	12/01/2017	300,008,583	300,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 11/28/2017, maturing value of $250,051,042 (collateralized by a U.S. Treasury obligation valued at $255,000,063; 3.63%; 02/15/2044)(d)	1.05%	12/05/2017	250,051,042	250,000,000
DNB Bank ASA, agreement dated 11/30/2017, maturing value of $435,012,688 (collateralized by U.S. Treasury obligations valued at $443,700,045; 0% - 7.50%; 01/04/2018 - 08/15/2026)	1.05%	12/01/2017	435,012,688	435,000,000
Fixed Income Clearing Corp.-BNY Mellon, agreement dated 11/30/2017, maturing value of $200,005,889 (collateralized by U.S. Treasury obligations valued at $204,000,005; 1.25% - 2.00%; 12/31/2018 - 02/15/2025)	1.06%	12/01/2017	200,005,889	200,000,000
Lloyds Bank PLC, term agreement dated 11/21/2017, maturing value of $501,769,444 (collateralized by U.S. Treasury obligations valued at $506,263,406; 1.50% - 6.75%; 05/15/2020 - 08/15/2026)	1.40%	02/20/2018	501,769,444	500,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 11/30/2017, maturing value of $250,007,153 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0% - 2.75%; 12/07/2017 - 11/15/2047)	1.03%	12/01/2017	250,007,153	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 11/29/2017, aggregate maturing value of $1,200,252,917 (collateralized by U.S. Treasury obligations valued at $1,216,062,782; 0% - 4.50%; 08/15/2018 - 08/15/2045)(d)	1.07%	12/06/2017	400,084,182	400,000,960
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 11/29/2017, aggregate maturing value of $1,386,413,391 (collateralized by U.S. Treasury obligations valued at $1,410,355,665; 1.50% - 2.13%; 04/30/2024 - 08/15/2026)(d)	1.07%	12/06/2017	536,399,078	536,287,500
National Australia Bank Ltd., joint agreement dated 11/30/2017, aggregate maturing value of $1,000,029,444 (collateralized by U.S. Treasury obligations valued at $1,021,958,290; 1.38% - 2.63%; 06/30/2019 - 11/15/2026)	1.06%	12/01/2017	400,011,778	400,000,000
Natixis, term agreement dated 11/24/2017, maturing value of $500,103,056 (collateralized by U.S. Treasury obligations valued at $510,000,070; 0% - 6.00%; 04/12/2018 - 05/15/2047)(d)	1.06%	12/01/2017	500,103,056	500,000,000
Prudential Insurance Co. of America, agreement dated 11/30/2017, maturing value of $331,727,109 (collateralized by U.S. Treasury obligations valued at $336,900,558; 0% - 2.50%; 11/15/2025 - 02/15/2045)	1.07%	12/01/2017	331,727,109	331,717,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 11/30/2017, maturing value of $121,878,622 (collateralized by U.S. Treasury obligations valued at $123,715,500; 0%; 08/15/2033 - 02/15/2045)	1.07%	12/01/2017	121,878,622	121,875,000
RBC Capital Markets LLC, term agreement dated 10/06/2017, maturing value of $1,001,633,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,018; 0% - 8.13%; 12/08/2017 - 08/15/2047)(d)	1.05%	12/01/2017	1,001,633,333	1,000,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,020,000,068; 0% - 8.75%; 12/31/2017 - 05/15/2047)(e)	1.06%	—	—	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 11/30/2017, maturing value of $1,500,043,333 (collateralized by U.S. Treasury obligations valued at $1,530,000,033; 2.13% - 2.75%; 06/30/2022 - 05/15/2025)	1.04%	12/01/2017	1,500,043,333	1,500,000,000
TD Securities (USA) LLC, agreement dated 11/30/2017, maturing value of $500,014,444 (collateralized by U.S. Treasury obligations valued at $510,000,034; 0% - 6.25%; 02/22/2018 - 08/15/2045)	1.04%	12/01/2017	500,014,444	500,000,000
Wells Fargo Securities, LLC, agreement dated 11/30/2017, maturing value of $565,016,322 (collateralized by U.S. Treasury obligations valued at $576,300,019; 0.13% - 3.88%; 12/15/2017 - 11/15/2046)	1.04%	12/01/2017	565,016,322	565,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, term agreement dated 11/24/2017, maturing value of $200,041,222 (collateralized by U.S. Treasury obligations valued at $204,000,069; 0.63% - 3.50%; 02/15/2018 - 02/15/2045)(d)	1.06%	12/01/2017	$200,041,222	$ 200,000,000
Total Repurchase Agreements (Cost $13,214,880,710)				13,214,880,710
TOTAL INVESTMENTS IN SECURITIES(f)–100.59% (Cost $25,048,545,575)				25,048,545,575
OTHER ASSETS LESS LIABILITIES–(0.59)%				(145,684,445)
NET ASSETS–100.00%				$24,902,861,130

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(c)	Principal amount equals value at period end. See Note 1D.

(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2017

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–30.84%

Federal Farm Credit Bank (FFCB)–1.75%

Unsec. Bonds (1 mo. USD LIBOR + 0.02%) (a)	1.34%	12/27/2017	$30,000	$29,997,210
Unsec. Bonds (1 mo. USD LIBOR + 0.03%) (a)	1.30%	01/17/2018	10,000	9,999,288
Unsec. Bonds (1 mo. USD LIBOR + 0.03%) (a)	1.36%	02/26/2018	50,000	49,996,473
Unsec. Bonds (1 mo. USD LIBOR + 0.08%) (a)	1.32%	02/09/2018	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.12%) (a)	1.40%	03/21/2018	20,000	20,002,766
Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (a)	1.29%	12/04/2019	125,000	124,993,475
Unsec. Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.12%	12/06/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR) (a)	1.40%	05/09/2018	9,500	9,507,665
Unsec. Bonds (3 mo. USD LIBOR - 0.03%) (a)	1.29%	03/02/2018	40,000	40,016,328
Unsec. Bonds (3 mo. USD LIBOR - 0.36%) (a)	1.00%	01/22/2018	100,000	100,000,000
				509,513,205

Federal Home Loan Bank (FHLB)–27.19%

Unsec. Bonds (1 mo. USD LIBOR + 0.08%) (a)	1.34%	02/16/2018	45,000	45,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (a)	1.18%	02/15/2019	180,000	180,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (a)	1.18%	02/15/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (a)	1.21%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.16%	02/04/2019	62,500	62,500,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.16%	02/08/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.17%	02/11/2019	107,000	107,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.17%	02/11/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.26%	02/28/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.26%	02/28/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.26%	02/28/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.16%	03/06/2019	130,000	130,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.16%	03/06/2019	116,000	116,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.16%	01/11/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.16%	01/14/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.24%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.18%	05/17/2019	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%) (a)	1.19%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%) (a)	1.18%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.22%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.14%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.18%	04/22/2019	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.19%	04/22/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.13%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.12%	10/10/2018	30,000	30,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.12%	10/10/2018	180,000	180,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.20%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.11%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.11%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.12%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.10%	07/03/2018	200,000	200,000,076
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.10%	07/03/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.11%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.15%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%) (a)	1.15%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%) (a)	1.15%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.18%) (a)	1.14%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%) (a)	1.10%	03/19/2018	175,000	175,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%) (a)	1.10%	03/19/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%) (a)	1.10%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%) (a)	1.10%	04/13/2018	131,000	130,999,777

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)		Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Bonds (3 mo. USD LIBOR - 0.26%) (a)	1.10%	04/13/2018	$94,000	$	94,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.27%) (a)	1.10%	04/20/2018	86,000		85,997,433
Unsec. Bonds (3 mo. USD LIBOR - 0.27%) (a)	1.09%	04/23/2018	140,000		139,997,206
Unsec. Bonds (3 mo. USD LIBOR - 0.31%) (a)	1.11%	08/15/2018	58,000		57,984,751
Unsec. Bonds (3 mo. USD LIBOR - 0.35%) (a)	1.05%	05/08/2018	230,000		230,000,810
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%) (a)	1.31%	12/07/2017	22,000		21,999,968
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%) (a)	1.20%	07/12/2018	200,000		200,043,983
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.17%	03/01/2019	165,000		165,007,525
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.17%	12/21/2018	150,000		150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.16%	11/19/2018	120,000		120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.04%) (a)	1.31%	01/08/2018	80,000		80,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.16%) (a)	1.30%	02/26/2018	185,000		185,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%) (a)	1.13%	04/06/2018	136,000		136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.34%) (a)	1.02%	01/23/2018	93,000		93,001,359
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%) (a)	1.01%	01/23/2018	237,000		237,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%) (a)	1.05%	05/09/2018	100,000		100,000,000
					7,919,532,888

Federal Home Loan Mortgage Corp. (FHLMC)–0.68%
Unsec. Disc. Notes(b)	1.09%	12/13/2017	100,000		99,963,833
Unsec. Global Notes (3 mo. USD LIBOR - 0.03%) (a)	1.32%	01/08/2018	100,000		100,000,000
					199,963,833

Overseas Private Investment Corp. (OPIC)–1.22%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.33%	11/15/2028	100,000		100,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.33%	06/15/2025	24,000		24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.33%	02/15/2028	20,000		20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.33%	09/15/2020	116,000		116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.33%	07/15/2025	40,472		40,472,223
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.33%	05/15/2030	10,452		10,452,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate) (c)	1.30%	07/09/2026	44,625		44,625,000
					355,549,223
Total U.S. Government Sponsored Agency Securities (Cost $8,984,559,149)					8,984,559,149

U.S. Treasury Securities–20.29%

U.S. Treasury Bills–19.02%(b)
U.S. Treasury Bills	1.05%	12/14/2017	330,000		329,874,875
U.S. Treasury Bills	1.06%	12/14/2017	70,000		69,973,331
U.S. Treasury Bills	1.13%	12/21/2017	300,000		299,811,667
U.S. Treasury Bills	1.05%	01/04/2018	400,000		399,603,333
U.S. Treasury Bills	1.13%	01/04/2018	100,000		99,893,750
U.S. Treasury Bills	1.14%	01/04/2018	250,000		249,733,194
U.S. Treasury Bills	1.09%	01/11/2018	150,000		149,814,646
U.S. Treasury Bills	1.13%	01/11/2018	347,000		346,555,406
U.S. Treasury Bills	1.14%	01/11/2018	3,000		2,996,139
U.S. Treasury Bills	1.09%	01/18/2018	500,000		499,273,333
U.S. Treasury Bills	1.11%	01/18/2018	350,000		349,484,333
U.S. Treasury Bills	1.11%	01/25/2018	500,000		499,155,904
U.S. Treasury Bills	1.14%	01/25/2018	250,000		249,568,403
U.S. Treasury Bills	1.13%	02/01/2018	500,000		499,026,944
U.S. Treasury Bills	1.19%	02/08/2018	400,000		399,091,499
U.S. Treasury Bills	1.29%	03/01/2018	350,000		348,875,626
U.S. Treasury Bills	1.14%	03/15/2018	350,000		348,851,378
U.S. Treasury Bills	1.23%	04/12/2018	400,000		398,210,666
					5,539,794,427

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes–1.27%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%) (a)	1.35%	07/31/2019	$370,000	$370,017,769
Total U.S. Treasury Securities (Cost $5,909,812,196)				5,909,812,196
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–51.13% (Cost $14,894,371,345)				14,894,371,345

			Repurchase Amount
Repurchase Agreements–50.66%(d)

ABN AMRO Bank N.V., agreement dated 11/30/2017, maturing value of $700,020,222 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $714,000,019; 1.00% - 6.50%; 11/30/2018 - 08/01/2047)	1.04%	12/01/2017	700,020,222	700,000,000
Bank of Nova Scotia, joint agreement dated 11/30/2017, aggregate maturing value of $200,005,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,076; 1.13% - 6.50%; 07/31/2021 - 09/01/2047)	1.05%	12/01/2017	165,004,813	165,000,000
BNP Paribas Securities Corp., joint agreement dated 11/30/2017, aggregate maturing value of $400,011,889 (collateralized by U.S. Treasury obligations valued at $407,168,173; 0.13%; 04/15/2019 - 04/15/2021)	1.07%	12/01/2017	240,007,132	240,000,000
BNP Paribas Securities Corp., joint term agreement dated 11/30/2017, aggregate maturing value of $2,000,420,000 (collateralized by U.S. Treasury obligations valued at $2,038,277,778; 0.13%; 04/15/2019 - 07/15/2022) (e)	1.08%	12/07/2017	940,197,396	940,000,000
CIBC World Markets Corp., joint agreement dated 11/30/2017, aggregate maturing value of $1,000,028,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,031; 0.13% - 3.00%; 04/30/2019 - 05/15/2045)	1.04%	12/01/2017	250,007,222	250,000,000
CIBC World Markets Corp., joint term agreement dated 11/10/2017, aggregate maturing value of $775,783,181 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $790,500,070; 0.75% - 6.00%; 06/01/2018 - 11/20/2047) (e)	1.07%	12/14/2017	505,510,331	505,000,000
CIBC World Markets Corp., term agreement dated 11/10/2017, maturing value of $300,281,583 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $306,000,000; 2.13% - 6.00%; 02/29/2024 - 10/01/2047) (e)	1.09%	12/18/2017	300,281,583	300,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 11/30/2017, aggregate maturing value of $525,015,313 (collateralized by domestic agency mortgage-backed securities valued at $535,500,000; 2.50% - 4.50%; 10/01/2025 - 11/20/2047)	1.05%	12/01/2017	137,192,667	137,188,666
Credit Agricole Corporate & Investment Bank, joint term agreement dated 11/28/2017, aggregate maturing value of $250,051,528 (collateralized by U.S. Treasury obligations valued at $255,000,085; 0.13%; 04/15/2018) (e)	1.06%	12/05/2017	165,034,008	165,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 11/29/2017, aggregate maturing value of $250,050,556 (collateralized by U.S. Treasury obligations valued at $255,000,085; 0.13%; 04/15/2018) (e)	1.04%	12/06/2017	210,042,467	210,000,000
DNB Bank ASA, agreement dated 11/30/2017, maturing value of $400,011,667 (collateralized by U.S. Treasury obligations valued at $408,000,089; 0% - 7.50%; 01/04/2018 - 08/15/2026)	1.05%	12/01/2017	400,011,667	400,000,000
Fixed Income Clearing Corp. - BNY Mellon, agreement dated 11/30/2017, maturing value of $1,000,029,167 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0% - 8.00%; 10/11/2018 - 05/15/2043)	1.05%	12/01/2017	1,000,029,167	1,000,000,000
ING Financial Markets, LLC, joint term agreement dated 11/28/2017, aggregate maturing value of $400,082,444 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 3.38% - 5.00%; 04/01/2034 - 09/01/2047) (e)	1.06%	12/05/2017	375,077,291	375,000,000
ING Financial Markets, LLC, term agreement dated 11/01/2017, maturing value of $235,314,378 (collateralized by domestic agency mortgage-backed securities valued at $239,700,000; 3.00% - 4.50%; 04/01/2034 - 07/01/2047)	1.12%	12/14/2017	235,314,378	235,000,000
ING Financial Markets, LLC, term agreement dated 11/02/2017, maturing value of $275,359,333 (collateralized by domestic agency mortgage-backed securities valued at $280,500,000; 2.08% - 5.00%; 04/01/2020 - 08/01/2047)	1.12%	12/14/2017	275,359,333	275,000,000
ING Financial Markets, LLC, term agreement dated 11/10/2017, maturing value of $190,205,042 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $193,800,041; 0% - 5.50%; 01/11/2018 - 07/01/2047)	1.11%	12/15/2017	190,205,042	190,000,000
ING Financial Markets, LLC, term agreement dated 11/14/2017, maturing value of $70,066,908 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $71,400,079; 0% - 4.00%; 01/11/2018 - 04/01/2047)	1.11%	12/15/2017	70,066,908	70,000,000
ING Financial Markets, LLC, term agreement dated 11/29/2017, maturing value of $100,020,222 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $102,000,049; 0% - 4.55%; 01/02/2018 - 10/01/2047) (e)	1.04%	12/06/2017	100,020,222	100,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, agreement dated 11/30/2017, maturing value of $250,007,222 (collateralized by U.S. Treasury obligations valued at $255,004,977; 1.75% - 3.63%; 11/30/2021 - 08/15/2043)	1.04%	12/01/2017	$250,007,222	$250,000,000
Lloyds Bank PLC, joint term agreement dated 11/02/2017, aggregate maturing value of $500,499,444 (collateralized by U.S. Treasury obligations valued at $509,048,801; 1.00% - 2.38%; 12/31/2017 - 08/15/2024)	1.16%	12/04/2017	380,379,578	380,000,000
Metropolitan Life Insurance Co., joint term agreement dated 11/29/2017, aggregate maturing value of $1,200,252,917 (collateralized by U.S. Treasury obligations valued at $1,216,062,782; 0% - 4.50%; 08/15/2018 - 08/15/2045) (e)	1.07%	12/06/2017	510,107,026	510,000,918
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 11/29/2017, aggregate maturing value of $1,386,413,391 (collateralized by U.S. Treasury obligations valued at $1,410,355,665; 1.50% - 2.13%; 04/30/2024 - 08/15/2026) (e)	1.07%	12/06/2017	666,388,617	666,250,000
National Australia Bank Ltd., joint agreement dated 11/30/2017, aggregate maturing value of $1,000,029,444 (collateralized by U.S. Treasury obligations valued at $1,021,958,290; 1.38% - 2.63%; 06/30/2019 - 11/15/2026)	1.06%	12/01/2017	475,013,987	475,000,000
Prudential Insurance Co. of America, agreement dated 11/30/2017, maturing value of $300,702,687 (collateralized by U.S. Treasury obligations valued at $305,177,400; 0%; 02/15/2026 - 05/15/2045)	1.07%	12/01/2017	300,702,687	300,693,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 11/30/2017, maturing value of $165,704,925 (collateralized by U.S. Treasury obligations valued at $167,995,700; 0%; 11/15/2028 - 08/15/2033)	1.07%	12/01/2017	165,704,925	165,700,000
RBC Capital Markets LLC, joint term agreement dated 10/10/2017, aggregate maturing value of $345,670,450 (collateralized by domestic agency mortgage-backed securities valued at $351,900,001; 2.35% - 6.50%; 12/01/2026 - 12/01/2047) (e)	1.06%	12/15/2017	335,651,017	335,000,000
RBC Capital Markets LLC, joint term agreement dated 10/19/2017, aggregate maturing value of $500,824,444 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,001; 2.00% - 6.00%; 06/30/2024 - 11/20/2047) (e)	1.06%	12/14/2017	410,676,044	410,000,000
RBC Capital Markets LLC, joint term agreement dated 11/13/2017, aggregate maturing value of $600,563,167 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $612,000,045; 2.13% - 4.00%; 11/30/2024 - 12/01/2047) (e)	1.09%	12/14/2017	480,450,533	480,000,000
RBC Capital Markets LLC, joint term agreement dated 11/30/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,020,000,000; 0% - 7.00%; 04/25/2018 - 12/01/2047) (a)(e)	1.16%	01/30/2018	590,000,000	590,000,000
RBC Capital Markets LLC, term agreement dated 11/16/2017, maturing value of $500,493,333 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.60% - 5.00%; 07/20/2020 - 12/01/2047) (e)	1.11%	12/18/2017	500,493,333	500,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Treasury Obligations and domestic agency mortgage-backed securities valued at $1,530,000,037; 0% - 8.00%; 01/15/2018 - 09/01/2047) (a)(f)	1.08%	—	—	1,115,000,000
Societe Generale, joint term agreement dated 11/13/2017, aggregate maturing value of $500,465,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $510,000,041; 0% - 8.13%; 06/30/2019 - 02/15/2046) (e)	1.08%	12/14/2017	230,213,900	230,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 11/30/2017, aggregate maturing value of $2,000,058,333 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,001; 3.50% - 4.00%; 12/20/2045 - 09/20/2047)	1.05%	12/01/2017	1,715,050,021	1,715,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/2017, aggregate maturing value of $700,020,417 (collateralized by domestic agency mortgage-backed securities valued at $714,000,000; 3.50% - 4.00%; 11/01/2032 - 12/01/2047)	1.05%	12/01/2017	326,364,974	326,355,455
Wells Fargo Securities, LLC, term agreement dated 09/15/2017, maturing value of $51,141,525 (collateralized by a domestic agency mortgage-backed security valued at $52,020,001; 3.50%; 12/01/2047)	1.11%	12/14/2017	51,141,525	51,000,000
Total Repurchase Agreements (Cost $14,757,188,789)				14,757,188,789
TOTAL INVESTMENTS IN SECURITIES(g)–101.79% (Cost $29,651,560,134)				29,651,560,134
OTHER ASSETS LESS LIABILITIES–(1.79)%				(521,978,000)
NET ASSETS–100.00%				$29,129,582,134

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Government & Agency Portfolio

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discounted
Gtd.	—Guaranteed
LIBOR	—London Interbank Offered Rate
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured
USD	—U.S. Dollar
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(b)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2017

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–99.66%

U.S. Treasury Bills–82.24%(a)

U.S. Treasury Bills	1.02%	12/07/2017	$18,000	$17,996,940
U.S. Treasury Bills	1.03%	12/07/2017	20,000	19,996,567
U.S. Treasury Bills	1.04%	12/07/2017	25,000	24,995,687
U.S. Treasury Bills	1.05%	12/07/2017	12,800	12,797,760
U.S. Treasury Bills	1.04%	12/14/2017	5,000	4,998,131
U.S. Treasury Bills	1.05%	12/14/2017	51,265	51,245,553
U.S. Treasury Bills	1.05%	12/21/2017	34,100	34,080,178
U.S. Treasury Bills	1.13%	12/21/2017	60,000	59,962,333
U.S. Treasury Bills	1.00%	12/28/2017	30,000	29,977,500
U.S. Treasury Bills	1.05%	12/28/2017	25,000	24,980,312
U.S. Treasury Bills	1.17%	12/28/2017	45,000	44,960,513
U.S. Treasury Bills	1.02%	01/02/2018	20,000	19,981,867
U.S. Treasury Bills	1.03%	01/02/2018	20,000	19,981,760
U.S. Treasury Bills	1.06%	01/02/2018	15,000	14,985,867
U.S. Treasury Bills	1.07%	01/02/2018	15,000	14,985,733
U.S. Treasury Bills	1.04%	01/04/2018	15,000	14,985,238
U.S. Treasury Bills	1.05%	01/04/2018	95,000	94,905,792
U.S. Treasury Bills	1.13%	01/04/2018	15,000	14,984,062
U.S. Treasury Bills	1.09%	01/11/2018	40,000	39,950,572
U.S. Treasury Bills	1.12%	01/11/2018	2,600	2,596,713
U.S. Treasury Bills	1.13%	01/11/2018	40,000	39,948,750
U.S. Treasury Bills	1.07%	01/18/2018	1,000	998,580
U.S. Treasury Bills	1.09%	01/18/2018	55,000	54,920,067
U.S. Treasury Bills	1.11%	01/18/2018	60,000	59,911,600
U.S. Treasury Bills	1.11%	01/25/2018	75,000	74,873,386
U.S. Treasury Bills	1.14%	01/25/2018	15,000	14,974,104
U.S. Treasury Bills	1.13%	02/01/2018	40,000	39,922,155
U.S. Treasury Bills	1.14%	02/01/2018	10,000	9,980,539
U.S. Treasury Bills	1.12%	02/08/2018	5,000	4,989,310
U.S. Treasury Bills	1.14%	02/08/2018	10,000	9,978,246
U.S. Treasury Bills	1.19%	02/08/2018	60,000	59,863,725
U.S. Treasury Bills	1.24%	02/15/2018	20,000	19,947,645
U.S. Treasury Bills	1.29%	02/22/2018	45,000	44,866,589
U.S. Treasury Bills	1.29%	03/01/2018	50,000	49,839,375
U.S. Treasury Bills	1.12%	03/08/2018	8,000	7,975,966
U.S. Treasury Bills	1.14%	03/15/2018	20,000	19,934,364
U.S. Treasury Bills	1.18%	03/29/2018	9,309	9,273,300
U.S. Treasury Bills	1.20%	04/05/2018	10,000	9,958,680
U.S. Treasury Bills	1.23%	04/12/2018	10,000	9,955,267
U.S. Treasury Bills	1.25%	04/19/2018	10,000	9,952,122
				1,115,412,848

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes–17.42%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%) (b)	1.46%	07/31/2018	$53,000	$53,007,893
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%) (b)	1.46%	10/31/2018	35,000	35,000,913
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%) (b)	1.43%	01/31/2019	49,000	49,011,887
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%) (b)	1.36%	04/30/2019	38,000	38,003,791
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%) (b)	1.35%	07/31/2019	19,000	18,999,154
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%) (b)	1.34%	10/31/2019	27,000	27,000,000
U.S. Treasury Notes	0.75%	01/31/2018	15,200	15,190,880
				236,214,518
TOTAL INVESTMENTS IN SECURITIES–99.66% (Cost $1,351,627,366)				1,351,627,366
OTHER ASSETS LESS LIABILITIES–0.34%				4,594,145
NET ASSETS–100.00%				$1,356,221,511

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2017

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.92%

Alabama–3.97%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.00%	07/01/2040	$7,530	$7,530,000

Arizona–1.91%

Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(a)	1.00%	06/15/2031	1,975	1,975,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(a)	1.00%	06/15/2031	1,640	1,640,000
				3,615,000

California–3.38%

California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(a)(b)	0.88%	11/01/2026	2,000	2,000,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.)(a)(b)	0.94%	05/01/2034	1,710	1,710,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC-Citibank, N.A.)(a)(b)	0.94%	08/01/2042	2,700	2,700,000
				6,410,000

Colorado–0.95%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.06%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.06%	07/01/2034	735	735,000
				1,798,000

Delaware–1.63%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.98%	09/01/2036	3,085	3,085,000

District of Columbia–4.65%

District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC-Royal Bank of Canada)(a)(b)	0.99%	10/01/2036	5,815	5,815,000
District of Columbia Metropolitan Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)	0.97%	10/01/2039	3,000	3,000,000
				8,815,000

Florida–5.46%

Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	0.97%	10/01/2050	3,800	3,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.00%	11/01/2036	2,445	2,445,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	0.96%	07/01/2032	1,985	1,985,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(a)(b)	0.97%	11/01/2038	2,115	2,115,000
				10,345,000

Georgia–4.77%

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.06%	01/01/2020	750	750,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.96%	09/01/2035	4,190	4,190,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)	0.98%	01/01/2036	3,000	3,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.06%	09/01/2020	$1,100	$1,100,000
				9,040,000

Illinois–4.82%

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris Bank, N.A.)(a)(b)	0.99%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)	1.12%	08/01/2030	2,200	2,200,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.95%	12/01/2046	4,935	4,935,000
				9,135,000

Indiana–9.67%

Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.98%	08/01/2028	2,125	2,125,000
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.06%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.00%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	0.90%	07/01/2035	3,082	3,081,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.04%	10/01/2019	500	500,000
				18,331,500

Louisiana–0.79%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	1.02%	07/01/2047	1,490	1,490,000

Massachusetts–3.30%

Boston (City of) Water and Sewer Commission; Series 2017 A, Commercial Paper Notes (LOC-State Street Bank & Trust Co.)(b)	0.96%	01/03/2018	2,800	2,800,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(a)(b)	0.98%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,809,548
				6,259,548

Michigan–1.26%

Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	0.97%	01/15/2026	500	500,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.97%	03/01/2031	1,890	1,890,000
				2,390,000

Minnesota–4.83%

Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA)(a)	1.05%	10/15/2033	1,175	1,175,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(a)	1.06%	11/15/2031	3,590	3,590,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)(a)	0.98%	11/01/2035	1,200	1,200,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)(a)	0.98%	10/01/2033	3,185	3,185,000
				9,150,000

Mississippi–1.87%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	0.98%	12/01/2030	2,200	2,200,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	0.98%	12/01/2030	1,350	1,350,000
				3,550,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–4.14%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(a)(b)	1.01%	11/01/2037	$525	$525,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(a)(b)	1.01%	08/01/2038	1,245	1,245,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(a)(b)	0.99%	02/01/2031	5,485	5,485,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(a)(b)	1.03%	12/01/2019	595	595,000
				7,850,000

Nevada–1.98%

Truckee Meadows Water Authority; Series 2006 B, Commercial Paper Notes (LOC-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)	0.95%	01/03/2018	3,750	3,750,000

New York–2.66%

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)	1.02%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.05%	11/01/2049	3,050	3,050,000
				5,050,000

North Carolina–0.95%

Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-Royal Bank of Canada)(a)(b)(c)	0.96%	05/01/2036	1,800	1,800,000

Oregon–1.06%

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.99%	08/01/2034	2,000	2,000,000

Pennsylvania–4.15%

Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.)(a)(b)	0.98%	11/01/2039	422	422,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.96%	06/01/2037	705	705,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(a)(b)	0.98%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.98%	10/15/2025	1,200	1,200,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(a)(b)	0.97%	09/01/2028	2,436	2,436,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(a)(b)	0.98%	11/01/2029	300	300,000
				7,858,000

Texas–16.98%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)(a)	0.99%	08/01/2035	1,995	1,995,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	0.88%	11/01/2041	4,400	4,400,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.00%	02/15/2042	635	635,000
Houston (City of); Series 2017 G-2, Commercial Paper Notes (LOC-Barclays Bank PLC)(b)	1.00%	12/13/2017	4,200	4,200,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC-Royal Bank of Canada)(a)(b)(c)	0.97%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.95%	10/01/2024	2,285	2,285,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.04%	04/01/2026	2,722	2,722,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(a)	1.00%	05/01/2042	500	500,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,829,545
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.88%	08/01/2025	4,120	4,120,000
				32,171,545

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–4.51%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	0.93%	11/01/2024	$5,650	$5,650,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(a)	1.03%	04/01/2042	2,900	2,900,000
				8,550,000

Virginia–3.11%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.98%	08/01/2037	2,500	2,500,000
University of Virginia: Series 2017 A, Commercial Paper Notes	0.98%	01/03/2018	3,400	3,400,000
				5,900,000

Washington–2.22%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(a)(b)	0.99%	09/01/2049	4,200	4,200,000

West Virginia–1.53%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(a)(b)	0.98%	01/01/2034	2,900	2,900,000

Wisconsin–3.37%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(a)(b)	1.03%	10/01/2042	4,220	4,220,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	2,100	2,168,326
				6,388,326
TOTAL INVESTMENTS IN SECURITIES(e)(f)–99.92% (Cost $189,361,919)				189,361,919
OTHER ASSETS LESS LIABILITIES–0.08%				154,083
NET ASSETS–100.00%				$ 189,516,002

Investment Abbreviations:

CEP	—Credit Enhancement Provider	MFH	—Multi-Family Housing
COP	—Certificates of Participation	PCR	—Pollution Control Revenue Bonds
FHLB	—Federal Home Loan Bank	RAN	—Revenue Anticipation Notes
FHLMC	—Federal Home Loan Mortgage Corp.	RB	—Revenue Bonds
FNMA	—Federal National Mortgage Association	Ref.	—Refunding
GO	—General Obligation	Sr.	—Senior
IDR	—Industrial Development Revenue Bonds	TRAN	—Tax and Revenue Anticipation Notes
LOC	—Letter of Credit	VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.8%; other countries less than 5% each: 9.5%.

(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2017 represented 1.16% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.

(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Canada	6.0%
Federal Home Loan Bank	5.7

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Invesco Liquid Asset Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio, and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its

Short-Term Investments Trust

C.	Country Determination – (continued)

assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Short-Term Investments Trust

As of November 30, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended November 30, 2017, there were no material transfers between valuation levels.

Short-Term Investments Trust

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.